Derivative financial instruments - Narrative (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative, cash collateral advanced to counterparties	$ 0	$ 0
Cash flow hedge gain (loss) to be reclassified within 12 months	$ 7,000,000